Business Combinations - Purchase Price Allocation (Details) $ in Thousands, $ in Millions			9 Months Ended	12 Months Ended	19 Months Ended
	Feb. 07, 2024 CAD ($)	Aug. 25, 2022 CAD ($)	Mar. 31, 2023 CAD ($) [1]	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 CAD ($)	Feb. 07, 2024 AUD ($)
Preliminary fair value of net identifiable assets
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities			$ 38,790	$ 2,539
MedReleaf Australia
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	90.43%					90.43%
Consideration transferred
Cash paid	$ 8,249					$ 9.5
Common shares issued	36,482					41.6
Total purchase price for remaining 90.43% interest	44,731					51.0
Fair value of existing ownership	4,734
Total fair value of consideration	49,465
Preliminary fair value of net identifiable assets
Cash	5,710
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	2,539
Accounts receivable	4,785
Inventory	10,464
Prepaid expenses and other current assets	80
Property, plant and equipment	1,795
Identifiable assets acquired	35,834
Accounts payable and accrued liabilities	10,206
Income taxes payable	317
Lease liability	311
Identifiable liabilities assumed	10,834
Provisional purchase price allocation
Net identifiable assets acquired	25,000
Goodwill	24,465
Provisional purchase price allocation	49,465
Net cash outflows
Cash consideration paid	(8,249)					$ (9.5)
Cash acquired	5,710
MedReleaf Australia | Licenses
Preliminary fair value of net identifiable assets
Intangible assets	5,500
MedReleaf Australia | Brand
Preliminary fair value of net identifiable assets
Intangible assets	$ 7,500
Bevo
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		50.10%
Consideration transferred
Cash paid		$ 38,844		38,844	$ 38,844
Performance holdback		2,153		2,153	2,153
Indemnity holdback		3,000		3,000	3,000
Contingent consideration		749		749	749
Total fair value of consideration		44,746		44,746	44,746
Preliminary fair value of net identifiable assets
Cash		54		54	54
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities		(38,790)			(38,790)
Accounts receivable		3,317		3,317	3,317
Biological assets		4,873		4,470	4,470
Inventory		4,366		4,366	4,366
Prepaid expenses and other current assets		749		749	749
Property, plant and equipment		92,887		92,887	92,887
Identifiable assets acquired		112,093		111,690	111,690
Accounts payable and accrued liabilities		3,699		3,699	3,699
Income taxes payable		1,660		(84)	(84)
Deferred revenue		151		151	151
Loans and borrowings		39,934		39,697	39,697
Deferred tax liability		14,762		16,271	16,271
Identifiable liabilities assumed		60,206		59,734	59,734
Provisional purchase price allocation
Net identifiable assets acquired		51,887		51,956	51,956
Non-controlling interest		(25,891)		(25,925)	(25,925)
Goodwill		18,750		18,715	18,715
Provisional purchase price allocation		44,746		44,746	44,746
Net cash outflows
Cash consideration paid		(38,844)		(38,844)	(38,844)
Cash acquired		54		54	54
Adjustments
Biological assets					(403)
Net identifiable assets					(403)
Income taxes payable					(1,744)
Loans and borrowings					(237)
Deferred tax liability					1,509
Identifiable liabilities assumed					(472)
Net identifiable assets acquired					69
Non-controlling interest					(34)
Goodwill					(35)
Measurement period adjustments					0
Bevo | Customer relationships
Preliminary fair value of net identifiable assets
Intangible assets		5,600		5,600	5,600
Bevo | Software
Preliminary fair value of net identifiable assets
Intangible assets		$ 247		$ 247	$ 247

[1]	Comparative information has been adjusted due to discontinued operations see Note 11(b).